Operating profit (Tables)	12 Months Ended
Dec. 31, 2025
Operating profit
Schedule of expenses

	2025	2024	2023
	$ million	$ million	$ million
Revenue	6,164	5,810	5,549
Cost of goods sold[1]	(1,972)	(1,764)	(1,730)
Gross profit	4,192	4,046	3,819
Research and development expenses[2]	(296)	(289)	(339)
Selling, general and administrative expenses:[3,4,5,6]
Marketing, selling and distribution expenses	(2,362)	(2,276)	(2,218)
Administrative expenses	(740)	(824)	(837)
	(3,102)	(3,100)	(3,055)
Operating profit	794	657	425
1	2025 includes $161m charge relating to legal and other items, $13m charge relating to restructuring and rationalisation expenses and $2m charge relating to acquisition and disposal-related items (2024 includes $6m charge relating to legal and other items, $20m charge relating to restructuring and rationalisation expenses and $13m charge relating to acquisition and disposal-related items, 2023 includes $27m charge relating to legal and other items, $73m charge relating to restructuring and rationalisation expenses and $3m charge relating to acquisition and disposal-related items).
2	2025 includes $2m charge relating to restructuring and rationalisation expenses (2024: nil, 2023: $18m), $nil relating to legal and other items (2024: $1m, 2023: $21m) and $nil charge relating to acquisition and disposal-related items (2024: $nil, 2023: $1m).
3	2025 includes $73m of amortisation and impairment of software and other intangible assets (2024: $58m, 2023: $51m).
4	2025 includes $176m of amortisation and impairment of acquisition intangibles and $32m of restructuring and rationalisation expenses (2024: $187m of amortisation and impairment of acquisition intangibles and $103m of restructuring and rationalisation expenses, 2023: $207m of amortisation and impairment of acquisition intangibles and $129m of restructuring and rationalisation expenses).
5	2025 includes $1m charge relating to legal and other items (2024: $19m credit, 2023: $10m charge).
6	2025 includes $30m charge relating to acquisition and disposal-related items (2024: $81m charge, 2023: $56m charge).

Note that items detailed in 1, 2, 4, 5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

Operating profit is stated after charging the following items:

	2025	2024	2023
	$ million	$ million	$ million
Amortisation of intangible assets	239	230	221
Impairment of intangible assets	10	16	37
Impairment of goodwill[1]	–	65	84
Impairment of property, plant and equipment (reversal)/ charge	(11)	9	31
Fair value remeasurement of trade investments	1	–	4
Restructuring and rationalisation costs	47	123	220
Depreciation of property, plant and equipment[2]	335	325	306
Loss on disposal of property, plant and equipment and intangible assets	23	22	18
Advertising costs	91	84	88
1	The 2024 impairment of goodwill includes BHR’s goodwill of $63m and 2023 includes impairment of Engage’s goodwill of $84m.
2	The 2025 depreciation charge includes $49m (2024: $54m, 2023: $54m) related to right-of-use assets.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2025	2024	2023
	Notes	$ million	$ million	$ million
Wages and salaries		1,671	1,663	1,683
Social security costs		255	244	242
Pension costs (including retirement healthcare)	18	94	95	95
Share-based payments	22	43	40	39
		2,063	2,042	2,059

During the year ended 31 December 2025, the average number of employees was 17,530 (2024: 18,060, 2023: 19,081).

3.2 Audit Fees – information about the nature and cost of services provided by the auditors

	2025	2024	2023
	$ million	$ million	$ million
Audit services:
Group accounts	7.3	7.1	7.9
Local statutory audit pursuant to legislation	2.1	2.0	2.1
Other services:
Audit-related services	0.6	0.4	0.3
Total auditor’s remuneration	10.0	9.5	10.3
Arising:
In the UK	7.4	7.0	6.0
Outside the UK	2.6	2.5	4.3
	10.0	9.5	10.3